Share-based compensation arrangements	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [Abstract]
Share-based compensation arrangements

21 Share-based compensation arrangements

In June 2018, the Board of Directors of the Company approved and adopted the 2018 Share Plan, under which the Company reserves 311,125,716 shares to grant share options or restricted share units for officers, directors, employees and non-employees.

(a)  Share options

Share options’ activities for the six months ended June 30, 2025 presented were summarized as follows:

	For the six months ended June 30, 2025
	Weighted average
	exercise price	Number of options
	USD
Outstanding as of January 1, 2025	1.2	121,852,549
Granted	1.2	81,966
Expired	0.9	(293,908)
Modified	1.2	(915,730)
Forfeited	1.2	(1,244,625)
Exercised	0.6	(11,164,145)
Outstanding as of June 30, 2025	1.2	108,316,107
Exercisable as of June 30, 2025	1.2	83,636,052

The weighted average grant date fair value of the share options granted for the six months ended June 30, 2025 was USD4.4. The aggregated fair value of the share options at the grant date for the six months ended June 30, 2025 was USD0.4 million (equivalent to RMB2.6 million).

In January and April 2025, the Company approved to replace 915,730 options granted in August 2024 with 693,524 RSUs, which effectively reduce the exercise price to nil and simultaneously reduce the number of share awards granted. As the total fair value of the modified equity instruments is lower than that of the original equity instruments (as estimated as at the date of the modification), such non-beneficial modification is accounted for in accordance with the accounting policy as follows.

21 Share-based compensation arrangements (Continued)

Where the terms or conditions of a share-based awards granted are modified, as a minimum, an expense is recognized as if the terms had not been modified, if the original terms of the award are met. In addition, an expense is recognized for any modification that increases the total fair value of the share-based payments arrangement, or is otherwise beneficial to the employee as measured at the date of modification; if a modification reduces the total fair value of the share-based awards granted, or is not otherwise beneficial to the employee, the Group nevertheless continues to recognize as a minimum the original grant date fair value of the share-based awards granted (unless those share-based awards are forfeited) as if that modification had not occurred.

The fair value of share options granted was measured by reference to the fair value of the Company’s equity interest. The Group had used the discounted cash flow method to determine the underlying equity fair value of the Company. The estimation of the share options granted was measured based on a binominal options pricing model. The key assumptions used in determining the fair value of share options were as follows:

For the
six months ended
June 30, 2025
Fair value of the Company’s ordinary shares	USD5.53 per share
Expected volatility	52.6%
Exercise multiple	2.8x
Expected dividends	0%
Risk-free interest rate (per annum)	4.52%
Expected term	10 years

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s share options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in USD for a term consistent with the expected term of the Company’s share options in effect at the valuation date. The expected exercise multiple was estimated as the average ratio of the share price to the exercise price of when employees, officers or non-employees would decide to voluntarily exercise their vested share options. Expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the share options.

(b)  Restricted share units

Restricted share units’ activities for the six months ended June 30, 2025 presented were summarized as follows:

For the
six months ended
June 30,
2025
Number of restricted
share units
Outstanding as of January 1,2025	6,781,568
Granted	11,064,802
Modified	693,524
Forfeited	(1,173,100)
Vested	(1,959,795)
Outstanding as of June 30, 2025	15,406,999

Total compensation expense calculated based on the grant date fair value and the estimated forfeiture rate recognized in the unaudited condensed consolidated statements of profit or loss for aforementioned share options and restricted share units granted was RMB291.9 million and RMB219.5 million for the six months ended June 30, 2024 and 2025, respectively.

30 Share-based compensation arrangements

In June 2018, the Board of Directors of the Company approved and adopted the 2018 Share Plan, under which the Company reserves 311,125,716 shares to grant share options or restricted share units for officers, directors, employees and non-employees.

(a) Share options

Share options granted under the 2018 Share Plan are generally subject to a time-based requirement of up to four-year service schedule.

Under the 2018 Share Plan, 57,443,348, 10,834,516, and 16,276,585 share options were granted to officers, employees and nonemployees for the years ended December 31, 2022, 2023 and 2024, respectively. Share options were granted with exercise prices ranging from USD0.5 to USD3.9. All the share options granted under the 2018 Share Plan have a contractual term of ten years.

30 Share-based compensation arrangements (Continued)

Share options’ activities for the years presented were summarized as follows:

	For the year ended December 31,
	2022		2023		2024
	Weighted		Weighted		Weighted
	average		average		average
	exercise price	Number of	exercise price	Number of	exercise price	Number of
	USD	options	USD	options	USD	options
Outstanding as of January 1	0.6	53,564,010	0.9	103,897,771	0.9	109,142,239
Granted	1.2	57,443,348	1.2	10,834,516	2.7	16,276,585
Expired	0.5	(1,062,550)	0.6	(935,335)	0.8	(643,187)
Forfeited	0.7	(6,047,037)	0.9	(4,654,713)	1.2	(2,923,088)
Outstanding as of December 31	0.9	103,897,771	0.9	109,142,239	1.2	121,852,549
Exercisable as of December 31		—		—	1.2	84,685,936

The weighted average grant date fair value of the share options granted for the years ended December 31, 2022, 2023 and 2024 were USD2.4, USD2.6 and USD3.4, respectively. The aggregated fair value of the share options at the grant date for the years ended December 31, 2022, 2023 and 2024 were USD142.8 million (equivalent to RMB959.8 million), USD27.6 million (equivalent to RMB194.3 million) and USD55.7 million (equivalent to RMB396.5 million), respectively.

In December 2024, the Board of Directors of the Company approved to modify the exercise price of 8,879,402 share options that were previously granted in July 2024 that had been vested in October 2024 as a result of the completion of the IPO, from USD 1.22 per share to USD3.89 per share.

The share options outstanding as of December 31, 2022, 2023 and 2024 had weighted average remaining contractual life of 9.1 years, 8.0 years and 7.0 years, respectively.

The fair value of share options granted was measured by reference to the fair value of the Company’s equity interest. The Group had used the discounted cash flow method to determine the underlying equity fair value of the Company. The estimation of the share options granted was measured based on a binominal options pricing model. The key assumptions used in determining the fair value of share options were as follows:

	For the year ended December 31,
	2022	2023	2024
Fair value of the Company’s ordinary shares	USD2.68-USD3.42	USD3.46	USD3.47-USD4.82
	per share	per share	per share
Expected volatility	51.2%-56.2%	52.0%	52.0%-52.3%
Exercise multiple	2.2x	2.2x-2.8x	2.2x-2.8x
Expected dividends	0%	0%	0%
Risk-free interest rate (per annum)	2.8%-4.1%	4.05%	4.0%-4.51%
Expected term	10 years	10 years	10 years

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s share options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in USD for a term consistent with the expected term of the Company’s share options in effect at the valuation date. The expected exercise multiple was estimated as the average ratio of the share price to the exercise price of when employees, officers or nonemployees would decide to voluntarily exercise their vested share options. Expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the share options.

30 Share-based compensation arrangements (Continued)

(b) Restricted share units

Restricted share units granted under the 2018 Share Plan have a contractual term of seven years with varying time-based requirement of service period up to four years and a requirement of the closing of an IPO of the Company. No cash consideration is required of the recipient in connection with the grant of restricted share units.

The completion of the Company’s IPO was considered a non-market performance condition before the Company completed its IPO on October 28, 2024. Service and non-market performance conditions are not taken into account when determining the grant date fair value of restricted share units, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of restricted share units that will ultimately vest.

That is, before the Company completed its IPO, the actual length of vesting period of the restricted share units is subject to an IPO condition. The Group considered that an IPO would be probable to occur after the required service period and recognized the share compensation expenses over the estimated vesting period, which was based on an estimate of when an IPO would occur.

The Company had determined that an IPO was not probable as of December 31, 2022, therefore, no compensation expense relating to the restricted share units was recognized for the year ended December 31, 2022.

Upon completion of the filings with the China Securities Regulatory Commission (“CSRC”) for offering and the CSRC concluded the filing procedure and published the filing results on the CSRC website in August 2023, which was essential for the completion of an IPO, the Company had determined that the vesting of the restricted share units has since become probable. Accordingly, the Group had recognized a cumulative catch-up of the share-based compensation amounting RMB417.1 million for the year ended December 31, 2023.

Restricted share units’ activities for the years presented were summarized as follows:

	For the year ended December 31,
	2022	2023	2024
	Number of restricted	Number of restricted	Number of restricted
	share units	share units	share units
Outstanding as of January 1	194,569,490	194,569,490	194,035,796
Granted	—	—	20,281,568
Forfeited	—	(533,694)	(470,649)
Vested	—	—	(207,065,147)
Outstanding as of December 31	194,569,490	194,035,796	6,781,568

The restricted share units outstanding as of December 31, 2022, 2023 and 2024 had weighted average remaining contractual life of 1.4 years, 0.4 years and 6.9 years, respectively.

In June 2024, the Board of Directors of the Company approved to accelerate the vesting of 125,994,150 restricted share units granted to certain management personnel through waiving the requirement of the closing of an IPO of the Company. As a result, the Company recognized a total share-based compensation expense in the amount of RMB69.5 million for the year ended December 31, 2024.

Total compensation expense calculated based on the grant date fair value and the estimated forfeiture rate recognized in the consolidated statements of profit or loss for aforementioned share options and restricted share units granted were RMB325.4 million, RMB931.8 million and RMB1,187.9 million for the years ended December 31, 2022, 2023 and 2024, respectively.